Exchange Rate Differences on Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 154,842,323	$ 1,333,961,415	$ 136,464,335
For Trading of foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	77,896,419	56,419,107	58,035,625
For Valuation of Assets and Liabilities in Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 76,945,904	$ 1,277,542,308	$ 78,428,710